CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Contract revenues	$ 564.1	$ 485.0	$ 467.6
Reimbursable revenues	30.7	12.2	10.7
Other revenues	19.1	0	0
Total operating revenues	613.9	497.2	478.3
Operating expenses
Vessel and rig operating expenses	206.5	157.5	131.8
Reimbursable expenses	29.9	11.7	8.7
Depreciation and amortization	74.9	57.8	56.8
General and administrative expenses	22.1	17.0	11.4
Total operating expenses	333.4	244.0	208.7
Net operating income	280.5	253.2	269.6
Financial items
Interest income	1.7	0	0
Interest expense	(41.0)	(31.9)	(35.6)
Loss on derivative financial instruments	(19.2)	(52.1)	(22.5)
Currency exchange loss	(2.2)	(0.5)	0
Total financial items	(60.7)	(84.5)	(58.1)
Income before income taxes	219.8	168.7	211.5
Income taxes	(31.5)	(27.6)	(35.0)
Net income	188.3	141.1	176.5
Net income attributable to the non-controlling interest	32.5	0	0
Net income attributable to Seadrill Partners LLC members	$ 155.8	$ 141.1	$ 176.5
Earnings per unit (basic and diluted)
Common unitholders (in dollars per share)	$ 0.29	$ 0	$ 0
Subordinated unitholders (in dollars per share)	$ 0.13	$ 0	$ 0